Subsequent Events (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Subsequent Event [Line Items]
Bank borrowing total	$ 7,534,969	¥ 55
Bank loan repayment	$ 5,068,979	¥ 37
Minimum [Member]
Subsequent Event [Line Items]
Borrowings interest rate	2.40%	2.40%
Maximum [Member]
Subsequent Event [Line Items]
Borrowings interest rate	2.65%	2.65%